Leases	12 Months Ended
Mar. 31, 2025
Leases
Leases

20. Leases
The Group leases assets from other parties (the Group is a lessee) and also leases assets to other parties (the Group is a lessor). This note describes how the Group accounts for leases and provides details about its lease arrangements.
Accounting policies
As a lessee
When the Group leases an asset, a
‘right-of-use
asset’ is recognised for the leased item and a lease liability is recognised for any lease payments to be paid over the lease term at the lease commencement date. The right-of-use
asset is initially measured at cost, being the present value of the lease payments paid or payable, plus any initial direct costs incurred in entering the lease and less any lease incentives received.
Right-of-use
assets are depreciated on a straight-line basis from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. The lease term is the non-cancellable
period of the lease plus any periods for which the Group is ‘reasonably certain’ to exercise any extension options (see below). The useful life of the asset is determined in a manner consistent to that for owned property, plant and equipment (as described in note 11 ‘Property, plant and equipment’). If right-of-use
assets are considered to be impaired, the carrying value is reduced accordingly.
Lease liabilities are initially measured at the present value of the lease payments over the lease term that are not paid at the commencement date and are usually discounted using the incremental borrowing rates of the applicable Group entity for the relevant maturity (the rate implicit in the lease is used if it is readily determinable). Lease payments included in the lease liability include both fixed payments and in-substance
fixed payments during the term of the lease.
After initial recognition, the lease liability is recorded at amortised cost using the effective interest rate method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate (e.g. an inflation related increase) or if the Group’s assessment of the lease term changes; any changes in the lease liability as a result of these changes also results in a corresponding change in the recorded right-of-use
asset unless the
right-of-use
asset is reduced to zero in which case the remaining amount of the remeasurement is recognised in profit or loss.
Lease modifications that increase the scope of a lease by adding the right to use one or more underlying assets in return for consideration commensurate with the stand-alone price for the additional lease components are treated as separate leases. If a lease modification decreases the scope of the lease, the Group remeasures both the right-of-use
asset and the lease liability and recognises any gain or loss in profit or loss. Other lease modifications result in a remeasurement of the lease liability with an adjustment to the right-of-use
asset. Remeasured lease liabilities are discounted at the modification date using a current discount rate.
As a lessor
Where the Group is a lessor, it determines at inception whether the lease is a finance or an operating lease. When a lease transfers substantially all the risks and rewards of ownership of the underlying asset then the lease is a finance lease; otherwise the lease is an operating lease.

Where the Group is an intermediate lessor, the interests in the head lease and the sublease are accounted for separately and the lease classification of a sublease is determined by reference to the right-of-use
asset arising from the head lease.
Income from operating leases is recognised on a straight-line basis over the lease term. Income from finance leases is recognised at lease commencement with any interest income recognised over the lease term.
Lease income is recognised as revenue for transactions that are part of the Group’s ordinary activities (i.e. primarily leases of handsets or other equipment to customers, leases of wholesale access to the Group’s fibre and cable networks and leases of tower infrastructure assets). The Group uses IFRS 15 principles to allocate the consideration in contracts between any lease and non-lease
components.
The Group’s leasing activities as a lessee
The Group leases buildings for its retail stores, offices and data centres, land on which to construct mobile base stations, space on mobile base stations to place active RAN equipment and network space (primarily rack space or duct space). In addition, the Group leases fibre and other fixed connectivity to provide internal connectivity for the Group’s operations and on a wholesale basis from other operators to provide fixed connectivity services to the Group’s customers.
The Group’s general approach to determining lease term by class of asset is described in note 1 ‘Basis of preparation’ under ‘Critical accounting judgements and key sources of estimation uncertainty’.
Most of the Group’s leases include future price increases through fixed percentage increases, indexation to inflation measures on a periodic basis or rent review clauses. Other than fixed percentage increases the lease liability does not reflect the impact of these future increases unless the measurement date has passed. The Group’s leases contain no material variable payments clauses other than those related to the number of operators sharing space on third party mobile base stations.
Optional lease periods
Where practicable the Group seeks to include extension or break options in leases to provide operational flexibility, therefore many of the Group’s lease contracts contain optional periods. The Group’s policy on assessing and reassessing whether it is reasonably certain that the optional period will be included in the lease term is described in note 1 ‘Basis of preparation’ under ‘Critical accounting judgements and key sources of estimation uncertainty’.
After initial recognition of a lease, the Group only reassesses the lease term when there is a significant event or a significant change in circumstances, which was not anticipated at the time of the previous assessment. Significant events or significant changes in circumstances could include merger and acquisition or similar activity, significant expenditure on the leased asset not anticipated in the previous assessment, or detailed management plans indicating a different conclusion on optional periods to the previous assessment. Where a significant event or significant change in circumstances does not occur, the lease term and therefore lease liability and right-of-use
asset value, will decline over time.
The Group’s cash outflow for leases in the year ended 31 March 2025 was
€
3,770 million (2024:
€
3,567 million, 2023:
€
3,067 million) and absent significant future changes in the volume of the Group’s activities or other strategic or structural changes to the Group resulting in the use of more or fewer owned assets, this level of cash outflow from leases would be expected to continue for future periods, subject to contractual price increases. The future cash outflows included within lease liabilities are shown in the maturity analysis below. The maturity analysis only includes the reasonably certain payments to be made; cash outflows in these future periods will likely exceed these amounts as payments will be made on optional periods not considered reasonably certain at present and on new leases entered into in future periods.
The Group’s leases for customer connectivity are normally either under regulated access or network sharing or similar preferential access arrangements and as a result the Group normally has significant flexibility over the term it can lease such connections for; generally the notice period required to cancel the lease is less than the notice period included in the service contract with the end customer. As a result, the Group does not have any significant cash exposure to optional periods on customer connectivity as the Group can cancel the lease when the service agreement ends. In some circumstances the Group is committed to minimum spend amounts for connectivity leases, which are included within reported lease liabilities.
Sale and leaseback
In the year ended 31 March 2023, the Group disposed of its interest in Vantage Towers A.G. (‘Vantage Towers’) into a new joint venture, Oak Holdings 1 GmbH (‘Oak’). The Group has agreements with Vantage Towers to lease back spaces on its towers and, as a result,
€
680
million of the gain on disposal was recorded in the year ended 31 March 2023 as a reduction in the value of the right-of-use
asset.
€
121 million of the gain deferral related to Vodafone Spain which was disposed of during the year ended 31 March 2025; the remainder will be realised as a reduction in depreciation over the term of the leaseback until November 2028. Other sale and leaseback transactions entered into by the Group were not material, individually or in aggregate.
Amounts recognised in the primary financial statements in relation to lessee transactions
Right-of-use
assets
The carrying value of the Group’s
right-of-use
assets, depreciation charge for the year and additions during the year are disclosed in note 11 ‘Property, plant and equipment’.

Lease liabilities
The Group’s lease liabilities are disclosed in note 21 ‘Borrowings’. The maturity profile of the Group’s lease liabilities is as follows:

	2025 €m	2024 €m

Within one year	2,765	2,603

In more than one year but less than two years	2,081	1,984

In more than two years but less than three years	1,756	1,599

In more than three years but less than four years	1,434	1,461

In more than four years but less than five years	965	1,129

In more than five years	3,868	2,366

	12,869	11,142

Effect of discounting	(2,043)	(1,470)

Lease liability - as disclosed in note 21 ‘Borrowings’	10,826	9,672
At 31 March 2025 the Group has committed to enter into future lease contracts with future undiscounted lease payments of
€
1,464 million (31 March 2024:
€
1,339 million) which includes
€
1,102 million (31 March 2024:
€
1,031 million) of commitments to Vantage Towers A.G., a subsidiary of the Group’s joint arrangement Oak Holdings 1 GmbH, for tower leases which are due to commence over the period until March 2026 and which will be payable during the eight year lease term following the commencement of respective individual leases.
Interest expense on lease liabilities for the year is disclosed in note 5 ‘Investment income and financing costs’.
The Group has no material liabilities under residual value guarantees and makes no material variable payments not included in the lease liability. The Group does not apply either the short term or low value expedient options in IFRS 16 ‘Leases’.
The Group’s leasing activities as a lessor
The Group has a wide range of lessor activities with consumer and enterprise customers, other telecommunication companies and other companies. With consumer and enterprise customers, the Group generates lease income from the provision of handsets, routers and other communications equipment. The Group provides wholesale access to the Group’s fibre and cable networks, leases out space on the Group’s owned mobile base stations to other telecommunication companies and subleases certain retained mobile base station sites to telecommunication tower companies. In addition, the Group subleases retail stores to franchise partners in certain markets and leases out surplus assets (e.g. vacant offices and retail stores) to other companies.
Lessor transactions are classified as operating or finance leases based on whether the lease transfers substantially all of the risks and rewards incidental to ownership of the asset. Leases are individually assessed, but generally, the Group’s lessor transactions in the year are classified as:

–
Operating leases where the Group provides wholesale access to its fibre and cable networks, provides routers or similar equipment to fixed customers or is lessor of space on owned mobile base stations; and

–
Finance leases where the Group is
sub-lessor
of handsets or similar items in
back-to-back
arrangements or where surplus assets or certain retained mobile base stations sites are sublet out for all or substantially all of the remaining head lease term.

The Group’s income as a lessor in the year is as follows:

	2025 €m	2024 € m	2023 € m

Operating leases

Lease revenue (note 2 ‘Revenue disaggregation and segmental analysis’)	423	463	673

Income from leases not recognised as revenue	36	38	37
Substantially all of the Group’s income as a lessor is operating lease income.
The committed amounts to be received from the Group’s operating leases are as follows:

	Maturity
	Within one year € m	In one to two years € m	In two to three years € m	In three to four years € m	In four to five years € m	In more than five years € m	Total €m

Committed operating lease payments due to the Group as a lessor

31 March 2025	261	98	31	18	11	14	433

31 March 2024	296	121	29	16	9	20	491

31 March 2023	275	114	30	14	7	4	444
The Group recognises a net investment in leases (receivables) as a result of providing finance leases as a lessor, which are disclosed in note 14 ‘Trade and other receivables’. The maturity profile of the Group’s net investment in leases is as follows:

	2025 €m	2024 € m

Within one year	106	106

In more than one year but less than two years	82	80

In more than two years but less than three years	59	56

In more than three years but less than four years	51	49

In more than four years but less than five years	42	35

In more than five years	238	17

	578	343

Unearned finance income	(118)	(33)

Net investment in leases - as disclosed in note 14 ‘Trade and other receivables’	460	310
The Group has no material lease income arising from variable lease payments.